Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share, Basic and Diluted
The following table sets forth the computation of the Company’s net loss per share attributable to stockholders:

	Three Months Ended March 31, (in thousands, except share and per share data)
	2022	2021
Net loss	$(25,772)	$(9,398)
Weighted average common stock outstanding, basic and diluted	81,009,268	49,131,554

Net loss per common share, basic and diluted	$(0.32)	$(0.19)

The following table sets forth the computation of the Company’s net loss per share attributable to stockholders:

	Year Ended December 31, (in thousands, except share and per share data)
	2021	2020
Net loss	$(56,093)	$(8,409)
Weighted average common stock outstanding, basic and diluted	52,888,268	49,676,523

Net loss per common share, basic and diluted	$(1.06)	$(0.17)

The following table discloses the weighted-average shares outstanding of securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share as the impact would be anti-dilutive:

	Year Ended December 31,
	2021	2020

CIC Restricted Stock	9,876,930	654,960
Warrants	1,556,628	—

Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share
The following table discloses the weighted-average shares outstanding of securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share as the impact would be anti-dilutive:

	Three Months Ended March 31,
	2022	2021
CIC Restricted Stock	5,395,590	9,679,209
Convertible Notes	—	3,095
Warrants	11,539,306	6,650